Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000210296 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor Rotation Active ETF
Class Name	iShares U.S. Equity Factor Rotation Active ETF
Trading Symbol	DYNF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Equity Factor Rotation ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.87%.
  For the same period, the MSCI USA Index returned 16.96%.
What contributed to performance?
Over the 12-month period, the Fund’s top contributors reflected strength in U.S. mega-cap technology and sectors such as Financials, aligning with market leadership driven by AI-related tailwinds and periods of risk-on sentiment. NVIDIA, Microsoft Corp, Meta Platforms Inc and Broadcom were among the strongest contributors as U.S. mega-cap tech stocks regained dominance. JPMorgan Chase & Co also added positively as Financials benefited from curve steepening and a resilient earnings backdrop. The Fund’s overweight positioning in these names also proved beneficial.
What detracted from performance?
On the downside, Lennar Corp. was the largest detractor from absolute returns, reflecting housing sector volatility and macro-driven rate sensitivity. UnitedHealth and Procter & Gamble struggled to keep pace in the risk-on rally, with investors rotating out of traditional defensives as inflation eased and growth sentiment returned. Exxon Mobil Corp and Apple Inc also detracted modestly, despite broader strength in cyclicals, due to a combination muted earnings momentum, sector-specific challenges, and less alignment with dominant market themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 19, 2019 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.87%	17.92%	15.77%
MSCI USA Index	16.96	15.67	15.36

Performance Inception Date	Mar. 19, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 21,476,421,485
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 35,832,876
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,476,421,485
Number of Portfolio Holdings	118
Net Investment Advisory Fees	$35,832,876
Portfolio Turnover Rate	64%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.6%
Financials	18.4%
Communication Services	13.8%
Consumer Discretionary	9.7%
Industrials	7.0%
Health Care	5.5%
Consumer Staples	3.7%
Real Estate	2.6%
Utilities	2.5%
Energy	1.8%
Materials	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.8%
Microsoft Corp.	8.5%
Apple Inc.	6.8%
Amazon.com Inc.	4.8%
JPMorgan Chase & Co.	4.2%
Meta Platforms Inc., Class A	4.2%
Cisco Systems Inc.	3.0%
Alphabet Inc., Class A	2.8%
Berkshire Hathaway Inc., Class B	2.7%
Parker-Hannifin Corp.	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.8%
Microsoft Corp.	8.5%
Apple Inc.	6.8%
Amazon.com Inc.	4.8%
JPMorgan Chase & Co.	4.2%
Meta Platforms Inc., Class A	4.2%
Cisco Systems Inc.	3.0%
Alphabet Inc., Class A	2.8%
Berkshire Hathaway Inc., Class B	2.7%
Parker-Hannifin Corp.	2.4%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Equity Factor Rotation ETF to iShares U.S. Equity Factor Rotation Active ETF. This change became effective on October 10, 2024.
Prior to November 26, 2024, the Fund’s investment adviser agreed to a voluntary expense limitation of 0.20% of the Fund's average daily net assets. Effective November 26, 2024, the investment adviser terminated its voluntary expense limitation.
The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary expense limitation.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Equity Factor Rotation ETF to iShares U.S. Equity Factor Rotation Active ETF. This change became effective on October 10, 2024.

Material Fund Change Expenses [Text Block]
Prior to November 26, 2024, the Fund’s investment adviser agreed to a voluntary expense limitation of 0.20% of the Fund's average daily net assets. Effective November 26, 2024, the investment adviser terminated its voluntary expense limitation.
The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary expense limitation.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000221226 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Health Innovation Active ETF
Class Name	iShares Health Innovation Active ETF
Trading Symbol	BMED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) (formerly known as BlackRock Future Health ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (4.96)%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87%, the STOXX Global Breakthrough Healthcare Index (Net) returned (2.26)%, and the MSCI ACWI SMID Growth Health Care Index (Net) returned 3.39%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to returns. The medical device company rose on the strength of a year-over-year revenue increase in the second quarter of 2025. In addition, it produced robust organic growth in its cardiovascular segment behind high demand for key products. Gilead Sciences, Inc. also contributed to returns. Shares of the pharmaceutical stock rose due to strong earnings beats and increased guidance for 2025. Gilead experienced robust growth in key HIV and oncology franchises, with products such as Biktarvy and Trodelvy showing significant sales increases. In addition, investors anticipated the upcoming launch of a highly effective twice-yearly HIV prevention treatment. Rhythm Pharmaceuticals, Inc. further contributed to returns. The company reported positive clinical trial results for its drug Bivamelagon, which targets acquired hypothalamic obesity, and it benefited from investor optimism fueled by favorable FDA designations.
What detracted from performance?
Sarepta Therapeutics, Inc. was the largest detractor. The pharmaceutical stock sold off due to patient fatalities from acute liver failure linked to its Duchenne muscular dystrophy drug Elevidys, leading to shipment suspensions and paused clinical trials. Bio-Techne Corp. also detracted from returns. The shares fell as a result of a very large impairment charge related to the divestment of its Exosome Diagnostics business, as well as a decline in its diagnostics and spatial biology division sales. Danaher Corp. further detracted. The company suffered continued earnings weakness, challenges in growth markets (including a mid-single digit decline in China), and weak demand in its diagnostics segment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 29, 2020 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(4.96)%	(0.32)%
MSCI All Country World Index (Net)	15.87	12.73
STOXX Global Breakthrough Healthcare Index (Net)	(2.26)	(1.78)
MSCI ACWI SMID Growth Health Care Index (Net)	3.39	(0.62)

Performance Inception Date	Sep. 29, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective November 1, 2024, the Fund has changed the benchmark against which it measures its performance from the MSCI ACWI SMID Growth Health Care Index (Net) to the STOXX Global Breakthrough Healthcare Index (Net), which Fund management believes is more representative of the sectors in which the Fund invests.

Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,958,706
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 29,883
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,958,706
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$29,883
Portfolio Turnover Rate	109%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	32.1%
Health Care Equipment & Supplies	24.5%
Life Sciences Tools & Services	22.0%
Pharmaceuticals	14.8%
Health Care Providers & Services	6.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Abbott Laboratories	3.9%
Medtronic PLC	3.7%
Edwards Lifesciences Corp.	3.3%
Lonza Group AG	3.2%
UCB SA	3.1%
Johnson & Johnson	3.1%
Boston Scientific Corp.	2.9%
Insulet Corp.	2.4%
Labcorp Holdings Inc.	2.0%
Agilent Technologies Inc.	2.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Abbott Laboratories	3.9%
Medtronic PLC	3.7%
Edwards Lifesciences Corp.	3.3%
Lonza Group AG	3.2%
UCB SA	3.1%
Johnson & Johnson	3.1%
Boston Scientific Corp.	2.9%
Insulet Corp.	2.4%
Labcorp Holdings Inc.	2.0%
Agilent Technologies Inc.	2.0%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Health ETF to iShares Health Innovation Active ETF. This change became effective on October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Health ETF to iShares Health Innovation Active ETF. This change became effective on October 10, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000226201 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Carbon Transition Readiness ETF
Class Name	BlackRock U.S. Carbon Transition Readiness ETF
Trading Symbol	LCTU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Carbon Transition Readiness ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.97%.
  For the same period, the Russell 1000® Index returned 16.54%.
What contributed to performance?
The Fund’s holdings in the information technology sector made the largest contribution to absolute performance, led by positions in the semiconductors & semiconductor equipment and software industries. NVIDIA Corp. and Microsoft Corp. were the leading contributors in information technology. Positions in the financials sector also contributed to returns, with the best results occurring in the financial services industry. The Fund further benefited from strong absolute returns in the communication services, consumer discretionary, and industrials sectors.
What detracted from performance?
Healthcare was the only sector that meaningfully detracted from absolute performance. Holdings in UnitedHealth Group, Inc., Elevance Health, Inc., and Merck & Co., Inc. all finished the annual period with negative returns. Positions in the real estate sector also lost ground as a group, but the impact on the Fund was relatively minor due to the category’s small weighting.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 6, 2021 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	15.97%	11.30%
Russell 1000® Index	16.54	11.63

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,306,347,423
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 1,798,640
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,306,347,423
Number of Portfolio Holdings	305
Net Investment Advisory Fees	$1,798,640
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.3%
Financials	14.3%
Consumer Discretionary	10.7%
Communication Services	9.5%
Industrials	9.5%
Health Care	8.5%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.6%
Real Estate	2.5%
Materials	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.3%
Microsoft Corp.	5.7%
Apple Inc.	5.5%
Amazon.com Inc.	3.4%
Meta Platforms Inc., Class A	3.0%
Broadcom Inc.	2.3%
Alphabet Inc., Class A	1.8%
Mastercard Inc., Class A	1.7%
Berkshire Hathaway Inc., Class B	1.6%
Tesla Inc.	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.3%
Microsoft Corp.	5.7%
Apple Inc.	5.5%
Amazon.com Inc.	3.4%
Meta Platforms Inc., Class A	3.0%
Broadcom Inc.	2.3%
Alphabet Inc., Class A	1.8%
Mastercard Inc., Class A	1.7%
Berkshire Hathaway Inc., Class B	1.6%
Tesla Inc.	1.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 20, 2025, the Fund’s Board approved a proposal to change the name of BlackRock U.S. Carbon Transition Readiness ETF to iShares U.S. Carbon Transition Readiness Aware Active ETF. In connection with the Fund’s name change, the Fund will also amend its investment strategy and investment process. These changes are expected to become effective on or about November 21, 2025.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a proposal to change the name of BlackRock U.S. Carbon Transition Readiness ETF to iShares U.S. Carbon Transition Readiness Aware Active ETF.
Material Fund Change Strategies [Text Block]	In connection with the Fund’s name change, the Fund will also amend its investment strategy and investment process.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000226202 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock World ex U.S. Carbon Transition Readiness ETF
Class Name	BlackRock World ex U.S. Carbon Transition Readiness ETF
Trading Symbol	LCTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock World ex U.S. Carbon Transition Readiness ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 12.14%.
  For the same period, the MSCI World ex USA Index (Net) returned 13.70%.
What contributed to performance?
The Fund’s holdings in the financials sector made the largest contribution to absolute performance, led by positions in the diversified banks industry. HSBC Holdings PLC and Intesa Sanpaolo SpA were the leading contributors in financials. Positions in the industrials sector also contributed to returns. The best results occurred in the capital goods industry, led by aerospace & defense companies that gained ground as shifts in U.S. foreign policy boosted the outlook for defense spending in Europe. The Fund further benefited from strong absolute returns in the communication services and utilities sectors. Iberdrola SA, which rose on the strength of increased infrastructure spending fueled by sustained AI-driven energy demand, was a key contributor in the latter.
What detracted from performance?
Healthcare was the only sector that meaningfully detracted from absolute performance. The pharmaceutical, biotechnology, and life sciences subsector was particularly weak, with a loss for Novo Nordisk having the largest adverse impact. Positions in the consumer discretionary sector also posted a very small loss as a group, with the French luxury goods producer LVMH Moët Hennessy Louis Vuitton SE representing a notable detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 6, 2021 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	12.14%	5.20%
MSCI World ex USA Index (Net)	13.70	6.72

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 231,428,518
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 487,465
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$231,428,518
Number of Portfolio Holdings	353
Net Investment Advisory Fees	$487,465
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.8%
Industrials	18.8%
Health Care	9.9%
Consumer Discretionary	9.0%
Information Technology	8.9%
Consumer Staples	7.4%
Materials	5.9%
Communication Services	4.7%
Energy	4.7%
Utilities	3.2%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
HSBC Holdings PLC	1.8%
SAP SE	1.5%
AstraZeneca PLC	1.5%
Hitachi Ltd.	1.4%
Siemens AG	1.3%
Schneider Electric SE	1.3%
Iberdrola SA	1.3%
Canadian Imperial Bank of Commerce	1.3%
Royal Bank of Canada	1.2%
Nestle SA	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
HSBC Holdings PLC	1.8%
SAP SE	1.5%
AstraZeneca PLC	1.5%
Hitachi Ltd.	1.4%
Siemens AG	1.3%
Schneider Electric SE	1.3%
Iberdrola SA	1.3%
Canadian Imperial Bank of Commerce	1.3%
Royal Bank of Canada	1.2%
Nestle SA	1.2%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 20, 2025, the Fund’s Board approved a proposal to change the name of BlackRock World ex U.S. Carbon Transition Readiness ETF to iShares World ex U.S. Carbon Transition Readiness Aware Active ETF. In connection with the Fund’s name change, the Fund will also amend its investment strategy and investment process. These changes are expected to become effective on or about November 21, 2025.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a proposal to change the name of BlackRock World ex U.S. Carbon Transition Readiness ETF to iShares World ex U.S. Carbon Transition Readiness Aware Active ETF.
Material Fund Change Strategies [Text Block]	In connection with the Fund’s name change, the Fund will also amend its investment strategy and investment process.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000232558 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Thematic Rotation Active ETF
Class Name	iShares U.S. Thematic Rotation Active ETF
Trading Symbol	THRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) (formerly known as BlackRock Future U.S. Themes ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 17.06%.
  For the same period, the S&P 500® Index returned 16.33%.
What contributed to performance?
Positive contributions to performance were led by holdings within the information technology, consumer staples and healthcare sectors. In terms of individual stocks, consistent with the Fund’s thematic exposure to artificial intelligence-driven spending, the largest contributor was NVIDIA Corp. as the chipmaker benefited from strong demand which supported consistently above-expectations earnings reports. In a similar vein, shares of Microsoft Corp. rallied on investor enthusiasm around artificial intelligence and digital infrastructure. Social media company Meta Platforms Inc. and chipmaker Broadcom Inc. were also viewed as leading beneficiaries of artificial intelligence spending. Within consumer staples, consistent with the Fund’s thematic exposure to budget-focused consumers, Walmart Inc. added meaningfully as the company delivered consistent results amid changing consumer dynamics.
What detracted from performance?
On the downside, the largest detractors were Apple Inc., UnitedHealth Group Inc., Marsh & McLennan Inc., Eli Lilly and Fiserv Inc. Among mega cap-technology stocks, Apple was a laggard with exposure to tariff risks and the market’s perception of the firm’s relatively weak artificial intelligence capabilities. Within healthcare, despite the Fund’s underweight exposure, UnitedHealth was a leading detractor as health insurers remained under pressure and sentiment surrounding the firm remained weak. Shares of Eli Lilly pulled back on elevated competitive pressure after 2024’s euphoric expectations for GLP-1 weight loss drugs. Sentiment around insurance brokerage Marsh & McLennan and digital payments company Fiserv suffered from a pullback in demand for professional services and global fintech offerings amid a volatile geopolitical and macroeconomic backdrop.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 14, 2021 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	17.06%	11.64%
S&P 500® Index	16.33	10.67

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,100,165,408
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 5,838,865
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,100,165,408
Number of Portfolio Holdings	279
Net Investment Advisory Fees	$5,838,865
Portfolio Turnover Rate	45%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	14.5%
Software	13.7%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	6.8%
Health Care Equipment & Supplies	5.2%
Broadline Retail	4.7%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.3%
Machinery	2.8%
Insurance	2.8%
Other*	34.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.2%
Apple Inc.	6.2%
Microsoft Corp.	5.5%
Amazon.com Inc.	4.2%
Meta Platforms Inc., Class A	4.0%
Broadcom Inc.	2.6%
Alphabet Inc., Class A	2.2%
Boston Scientific Corp.	2.1%
Amphenol Corp., Class A	1.9%
Alphabet Inc., Class C	1.7%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.2%
Apple Inc.	6.2%
Microsoft Corp.	5.5%
Amazon.com Inc.	4.2%
Meta Platforms Inc., Class A	4.0%
Broadcom Inc.	2.6%
Alphabet Inc., Class A	2.2%
Boston Scientific Corp.	2.1%
Amphenol Corp., Class A	1.9%
Alphabet Inc., Class C	1.7%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future U.S. Themes ETF to iShares U.S. Thematic Rotation Active ETF and the ticker from BTHM to THRO. These changes became effective on October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future U.S. Themes ETF to iShares U.S. Thematic Rotation Active ETF and the ticker from BTHM to THRO. These changes became effective on October 10, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000236859 [Member]
Shareholder Report [Line Items]
Fund Name	iShares FinTech Active ETF
Class Name	iShares FinTech Active ETF
Trading Symbol	BPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) (formerly known as BlackRock Future Financial and Technology ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$83	0.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 36.15%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87%.
What contributed to performance?
Circle Internet Group, Inc., a leading blockchain infrastructure company, was the top contributor. Circle is best known for issuing USD Coin, the world’s second-largest regulated stablecoin that underpins a wide range of digital payments and decentralized finance applications. The shares surged after their June initial public offering thanks to growing institutional confidence in stablecoins as mainstream financial infrastructure, as well as Circle’s strong regulatory positioning and strategic partnerships. The passage of the GENIUS Act in the U.S. Senate, which provided crucial regulatory clarity for stablecoin issuers, was a further tailwind. Sezzle, Inc., a United States-based financial technology company that specializes in “buy now, pay later” solutions and digital payment services that allow consumers to make purchases and pay in instalments, was another top contributor. The company reported triple-digit revenue growth, raised guidance, and expanded its merchant partnerships and product offerings. Robinhood Markets, Inc., a U.S.-based brokerage and fintech platform, also contributed. The stock benefited from the rollout of new platform features, robust monthly operating metrics, and increased trading volumes in equities, options, and cryptocurrencies.
What detracted from performance?
Worldline SA, a France-based payments technology company, detracted from results. Worldline’s shares fell following reports of alleged customer fraud cover-ups and regulatory compliance failures, which severely damaged investor confidence. Dun & Bradstreet Holdings, Inc., which was hurt by disappointing earnings results, falling profit margins, and reduced guidance for the full year, also detracted. The Fund sold the position. Kaspi.kz, a Kazakhstan-based payments and e-commerce platform, was another notable detractor. The stock came under pressure from lowered earnings growth expectations amid rising interest rates in Kazakhstan, a government mandate that impacted e-commerce, and investor caution regarding a $300 million fintech investment in Turkey.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 16, 2022 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	36.15%	10.67%
MSCI All Country World Index (Net)	15.87	14.16

Performance Inception Date	Aug. 16, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 10,562,929
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 43,545
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,562,929
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$43,545
Portfolio Turnover Rate	84%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	43.3%
Capital Markets	18.8%
Software	13.5%
Consumer Finance	10.8%
Banks	8.2%
Entertainment	3.3%
Insurance	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Robinhood Markets Inc., Class A	5.0%
Block Inc.	4.9%
Charles Schwab Corp. (The)	4.5%
Accelerant Holdings, Class A	4.0%
Circle Internet Group Inc.	4.0%
Coinbase Global Inc., Class A	3.9%
PayPal Holdings Inc.	3.7%
Etoro Group Ltd.	3.5%
Sezzle Inc.	3.5%
Pagaya Technologies Ltd., Class A	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Robinhood Markets Inc., Class A	5.0%
Block Inc.	4.9%
Charles Schwab Corp. (The)	4.5%
Accelerant Holdings, Class A	4.0%
Circle Internet Group Inc.	4.0%
Coinbase Global Inc., Class A	3.9%
PayPal Holdings Inc.	3.7%
Etoro Group Ltd.	3.5%
Sezzle Inc.	3.5%
Pagaya Technologies Ltd., Class A	3.5%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Financial and Technology ETF to iShares FinTech Active ETF. This change became effective on October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Financial and Technology ETF to iShares FinTech Active ETF. This change became effective on October 10, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000242802 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Value Active ETF
Class Name	iShares Large Cap Value Active ETF
Trading Symbol	BLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Value ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 10.60%.
  For the same period, the Russell 1000® Index returned 16.54%, and the Russell 1000® Value Index returned 8.79%.
What contributed to performance?
The largest contributors to performance over the period were the financials, industrials and information technology sectors. In financials, bank holdings provided a tailwind, most notably exposure to a large U.S bank. In industrials, aerospace & defense holdings were most additive, led by exposure to a leading global aerospace company. Finally, in information technology, exposure to the communications equipment industry led contributions, highlighted by a position in a worldwide communications technology company.
What detracted from performance?
The largest detractors from performance over the period were the energy, materials and communication services sectors. In energy, exposure to the oil, gas & consumable fuels industry detracted, in particular exposure to an energy production company. In materials, holdings within the chemicals industry were a headwind to return, most notably a position in global supplier of paints. Finally, in communication services, exposure to the media industry weighed on return, in particular exposure to a major cable company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2023 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.60%	17.89%
Russell 1000® Index	16.54	22.43
Russell 1000® Value Index	8.79	14.71

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 53,015,636
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 65,706
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,015,636
Number of Portfolio Holdings	66
Net Investment Advisory Fees	$65,706
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	10.8%
Health Care Equipment & Supplies	7.0%
Health Care Providers & Services	6.6%
Aerospace & Defense	5.6%
Professional Services	5.0%
Chemicals	4.9%
Electric Utilities	4.4%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.6%
Food Products	3.4%
Other*	44.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	3.5%
Amazon.com Inc.	3.2%
SS&C Technologies Holdings Inc.	3.1%
Microsoft Corp.	3.0%
Citigroup Inc.	3.0%
Intercontinental Exchange Inc.	2.6%
L3Harris Technologies Inc.	2.6%
First Citizens BancShares Inc./NC, Class A	2.5%
Becton Dickinson & Co.	2.5%
Medtronic PLC	2.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	3.5%
Amazon.com Inc.	3.2%
SS&C Technologies Holdings Inc.	3.1%
Microsoft Corp.	3.0%
Citigroup Inc.	3.0%
Intercontinental Exchange Inc.	2.6%
L3Harris Technologies Inc.	2.6%
First Citizens BancShares Inc./NC, Class A	2.5%
Becton Dickinson & Co.	2.5%
Medtronic PLC	2.5%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Value ETF to iShares Large Cap Value Active ETF. This change became effective on October 10, 2024.
On September 17, 2024, the Fund’s Board approved a contractual waiver on management fees for the Fund pursuant to which the management fee would be limited to 0.00% from October 1, 2024 to March 31, 2025. Therefore, effective October 1, 2024 through March 31, 2025, BlackRock Fund Advisors, the Fund’s investment adviser, waived management fees for the Fund pursuant to which the management fee was limited to 0.00%.
The net expense ratio decreased from the prior fiscal year end primarily due to the implementation of a waiver on the Fund’s investment advisory fee.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Value ETF to iShares Large Cap Value Active ETF. This change became effective on October 10, 2024.

Material Fund Change Expenses [Text Block]
On September 17, 2024, the Fund’s Board approved a contractual waiver on management fees for the Fund pursuant to which the management fee would be limited to 0.00% from October 1, 2024 to March 31, 2025. Therefore, effective October 1, 2024 through March 31, 2025, BlackRock Fund Advisors, the Fund’s investment adviser, waived management fees for the Fund pursuant to which the management fee was limited to 0.00%.
The net expense ratio decreased from the prior fiscal year end primarily due to the implementation of a waiver on the Fund’s investment advisory fee.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000245618 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Core Active ETF
Class Name	iShares Large Cap Core Active ETF
Trading Symbol	BLCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Core ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.91%.
  For the same period, the Russell 1000® Index returned 16.54%.
What contributed to performance?
The allocation to information technology led positive contributions, most notably holdings within the semiconductors & semiconductor equipment industry. This was followed by the allocation to financials, highlighted by holdings of financial services stocks, and the allocation to communication services sector, specifically exposure to the interactive media & services industry.
What detracted from performance?
The allocation to the healthcare sector weighed most heavily on return, specifically holdings in the life sciences tools & services industry. This was followed by the allocation to consumer staples, specifically holdings in the distribution & retail industry, and the allocation to energy, most notably holdings in the oil, gas, & consumable fuels industry.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 24, 2023 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	19.91%	25.89%
Russell 1000® Index	16.54	27.20

Performance Inception Date	Oct. 24, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,726,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 28,168
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,726,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$28,168
Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	15.2%
Semiconductors & Semiconductor Equipment	12.8%
Interactive Media & Services	8.8%
Financial Services	7.7%
Broadline Retail	7.5%
Health Care Providers & Services	6.9%
Capital Markets	6.8%
Entertainment	3.7%
Building Products	3.5%
Communications Equipment	3.3%
Other*	23.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	8.7%
Amazon.com Inc.	7.5%
Nvidia Corp.	7.2%
Meta Platforms Inc., Class A	6.7%
Visa Inc., Class A	4.4%
Broadcom Inc.	4.0%
Cardinal Health Inc.	3.7%
S&P Global Inc.	3.5%
Johnson Controls International PLC	3.5%
Intercontinental Exchange Inc.	3.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	8.7%
Amazon.com Inc.	7.5%
Nvidia Corp.	7.2%
Meta Platforms Inc., Class A	6.7%
Visa Inc., Class A	4.4%
Broadcom Inc.	4.0%
Cardinal Health Inc.	3.7%
S&P Global Inc.	3.5%
Johnson Controls International PLC	3.5%
Intercontinental Exchange Inc.	3.4%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Core ETf to iShares Large Cap Core Active ETF. This change became effective on October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Core ETf to iShares Large Cap Core Active ETF. This change became effective on October 10, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000248199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industry Rotation Active ETF
Class Name	iShares U.S. Industry Rotation Active ETF
Trading Symbol	INRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Industry Rotation ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.37%.
  For the same period, the MSCI USA Index returned 16.96%.
What contributed to performance?
Positions in the semiconductor, interactive media & services, and software industries made the largest contributions to the Fund’s absolute return.
Nvidia Corp. and Broadcom, Inc. led performance in the semiconductor industry. Semis rallied behind strong chip demand from mega-cap tech companies’ investments in artificial intelligence (AI) infrastructure. Meta Platforms, Inc., which benefited from rising advertising growth, was the leading contributor in the interactive media & services industry. In software, Microsoft Corp.—which benefited from the investments in AI and the integration of AI in its product suite—was the most notable contributor.
What detracted from performance?
Thermo Fisher Scientific Corp., a life sciences and clinical research company, was the main detractor in the life sciences tools & services industry. Biotechnology companies generally reined in product spending in 2024, pressuring the company’s revenues. UnitedHealth Group, Inc., which fell due to its exposure to government-funded healthcare programs that could be vulnerable to policy shifts and budgetary constraints, was the largest detractor in healthcare providers & services. In pharmaceuticals, Eli Lilly & Co.—which was hurt by disappointing clinical trial results and high discontinuation rates of key drugs due to adverse side effects—was the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 26, 2024 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	15.37%	14.66%
MSCI USA Index	16.96	17.62

Performance Inception Date	Mar. 26, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 29,217,016
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 85,166
Investment Company Portfolio Turnover	227.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$29,217,016
Number of Portfolio Holdings	463
Net Investment Advisory Fees	$85,166
Portfolio Turnover Rate	227%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.1%
Financials	14.5%
Communication Services	14.1%
Consumer Discretionary	9.6%
Industrials	7.7%
Real Estate	5.9%
Health Care	5.1%
Energy	3.3%
Utilities	3.0%
Materials	1.0%
Consumer Staples	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.3%
Microsoft Corp.	7.0%
Apple Inc.	6.4%
Meta Platforms Inc., Class A	4.0%
Amazon.com Inc.	3.9%
Alphabet Inc., Class A	2.6%
Broadcom Inc.	2.5%
Alphabet Inc., Class C	2.3%
T-Mobile U.S. Inc.	1.7%
JPMorgan Chase & Co.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.3%
Microsoft Corp.	7.0%
Apple Inc.	6.4%
Meta Platforms Inc., Class A	4.0%
Amazon.com Inc.	3.9%
Alphabet Inc., Class A	2.6%
Broadcom Inc.	2.5%
Alphabet Inc., Class C	2.3%
T-Mobile U.S. Inc.	1.7%
JPMorgan Chase & Co.	1.7%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Industry Rotation ETF to iShares U.S. Industry Rotation Active ETF. This change became effective on October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Industry Rotation ETF to iShares U.S. Industry Rotation Active ETF. This change became effective on October 10, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000254669 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Country Rotation Active ETF
Class Name	iShares International Country Rotation Active ETF
Trading Symbol	CORO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of December 3, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$3(a)	0.04%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.04%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 14.64%.
  For the same period, the MSCI ACWI ex-US Index (Net) returned 13.79%.
What contributed to performance?
China, Germany, and the United Kingdom made the largest contributions to absolute returns in the time from the Fund’s inception through July 31, 2025.
China’s strong performance was driven by the aggressive fiscal stimulus and monetary easing by the nation’s government. Additionally, a de-escalation in the U.S.-China trade talks supported the rally in Chinese equities later in the period. Germany was also a top performer, as many of its largest, multinational companies were positioned to capitalize on the stronger growth outside of the Eurozone. SAP SE, Allianz SE, and Siemens AG, in particular, benefited from strong earnings and sector-specific tailwinds. The United Kingdom was another top contributor to returns, aided by the Bank of England’s interest rate cuts and a weaker British Pound, which helped boost earnings for global companies.
What detracted from performance?
India, Denmark, and the United States were the primary detractors.
India was pressured by large outflows from foreign investors, valuation concerns, and disappointing earnings from technology and financial services companies. The negative returns for Denmark were primarily driven by Novo Nordisk A/S, a multinational pharmaceutical company that struggled due to competitive pressures, disappointing trial results, and lowered financial guidance. The weakness in the United States was largely driven by underperformance in the first three months of 2025, which was brought about by uncertainty regarding the Trump Administration’s trade policies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 3, 2024 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 10,063,375
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,903
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,063,375
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$1,903
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Pofolio composition
Asset Class	Percent of Total Investments(a)
International Equity	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	13.9%
iShares MSCI Canada ETF	12.8%
iShares MSCI China ETF	8.9%
iShares MSCI United Kingdom ETF	6.0%
iShares MSCI Germany ETF	5.9%
iShares MSCI Spain ETF	5.3%
iShares MSCI India ETF	4.8%
iShares MSCI France ETF	4.6%
iShares MSCI Australia ETF	4.3%
iShares MSCI South Korea ETF	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	13.9%
iShares MSCI Canada ETF	12.8%
iShares MSCI China ETF	8.9%
iShares MSCI United Kingdom ETF	6.0%
iShares MSCI Germany ETF	5.9%
iShares MSCI Spain ETF	5.3%
iShares MSCI India ETF	4.8%
iShares MSCI France ETF	4.6%
iShares MSCI Australia ETF	4.3%
iShares MSCI South Korea ETF	4.2%
(a)	Excludes money market funds.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.